Equity-based Compensation	6 Months Ended	12 Months Ended
	Jul. 14, 2014	Dec. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity-based Compensation
Equity-based Compensation
In connection with the IPO, we adopted the 2014 Omnibus Incentive Plan (the “2014 Incentive Plan”), which provides for grants of stock options, stock appreciation rights, restricted stock, other stock-based awards and other cash-based awards available to directors, officers and other employees of us and our subsidiaries, as well as others performing consulting or advisory services to us. The number of shares of common stock available for issuance under the 2014 Incentive Plan may not exceed 1,905,799.
There were no options granted in the twelve weeks ended July 14, 2014. There were 497,120 stock options granted in the twenty-eight weeks ended July 14, 2014, of which 250,000 vested immediately upon completion of the IPO and the remainder of the options will vest in four equal annual installments following the date of the grant. No options were exercised in the twelve and twenty-eight weeks ended July 14, 2014.
We issued no restricted stock units for the twelve weeks ended July 14, 2014. We issued 6,666 restricted stock units for the twenty-eight weeks ended July 14, 2014, which will vest in three equal annual installments following the date of the grant.
We have revised certain assumptions used for determining the weighted-average fair market value of stock options granted. These revised assumptions should have been used for determining the equity-based compensation recognized in the sixteen weeks ended April 21, 2014. These revisions resulted in an immateral impact to the equity-based compensation recognized in the sixteen weeks ended April 21, 2014 and the twenty-eight weeks ended July 14, 2014.

	As stated April 21, 2014 (2)	As revised
Dividend yield	0%	0%
Expected volatility (1)	32.2%	34.4%
Risk-free rate of return	1.77%	1.77%
Expected life (in years)	5.6	5.0

(1) Expected volatility was based on competitors within the industry.
(2) Expected life was calculated using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period, as we do not have sufficient historical data for determining the expected term of our stock option awards.

Prior to the IPO, certain of our employees had been granted Class B units in Zoe’s Investors, LLC ("Zoe's Investors"), which was our parent company, pursuant to that entity’s limited liability company agreement. As these awards had been granted to employees of the Company, which was a consolidated subsidiary of Zoe’s Investors, the related compensation expense was reflected in the Company’s consolidated financial statements prior to the IPO. Awards granted during 2012 and 2013 are identical to those granted in and prior to 2011 with the exception of a provision that the employee forfeits the 2012 and 2013 awards, vested or unvested, if they terminate their employment with the Company for any reason. There was no compensation expense related to the 2012 and 2013 awards prior to the IPO.
We recognized equity-based compensation as a component of general and administrative expenses of $0.07 million and $0.01 million during the twelve weeks ended July 14, 2014 and July 15, 2013, respectively, and $6.2 million and $0.04 million during the twenty-eight weeks ended July 14, 2014 and July 15, 2013, respectively. Of the total equity-based compensation recognized in the twenty-eight weeks ended July 14, 2014, $4.9 million related to accelerated vesting of outstanding equity awards at the IPO and $1.2 million related to stock options granted at the date of the IPO. As of July 14, 2014, total unrecognized compensation expense related to non-vested stock awards, including an estimate for pre-vesting forfeitures, was $1.1 million, which is expected to be recognized over a weighted-average period of 3.7 years.

Equity-based Compensation
Certain of our employees have been granted Class B units in the Company's parent, Zoe's Investors, pursuant to that entity's limited liability company agreement. As these awards have been granted to employees of the Company, which is a consolidated subsidiary of Zoe's Investors, the related compensation expense has been reflected in our consolidated financial statements. Awards granted during 2012 and 2013 are identical to those granted in and prior to 2011 with the exception of a provision that the employee forfeits the 2012 and 2013 awards, vested or unvested, if they terminate their employment with the Company for any reason. These awards are discussed separately below.
2011 and Prior Awards
The awards typically vest over a five-year service period, with 20% vesting on the first anniversary of the grant date and the remainder vesting ratably by day over the remaining four years. We record compensation expense based on the awards' estimated grant-date fair value over the requisite service (vesting) period, with an offsetting credit to additional paid-in-capital, as this is considered a capital contribution from Zoe's Investors.
A summary of 2011 and prior awards activity is presented below:

	Number of units	Weighted-average fair value
Outstanding at December 27, 2010	230,343	$1.58
Granted	108,997	0.93
Vested	(103,824)	1.66
Forfeited	(7,788)	1.80
Outstanding at December 26, 2011	227,728	$1.22
Granted	—	—
Vested	(108,765)	1.32
Forfeited	—	—
Outstanding at December 31, 2012	118,963	$1.14
Granted	—	—
Vested	(59,361)	1.24
Forfeited	—	—
Outstanding at December 30, 2013	59,602	$1.03

We recognized as a component of general and administrative expenses $0.07 million, $0.1 million and $0.2 million of equity-based compensation expense related to these awards in years ended December 30, 2013, December 31, 2012 and December 26, 2011, respectively. As of December 30, 2013, total unrecognized compensation expense related to non-vested stock awards, including an estimate for pre-vesting forfeitures, was $0.06 million, which is expected to be recognized over a weighted-average period of 1.7 years.
2012 and 2013 Awards
As noted above, the 2012 and 2013 awards are identical to those issued in 2011 and prior, but contain a provision whereby if the employee terminates employment prior to a sale of the Company, the awards are forfeited, regardless of whether the employee has completed the requisite service period (i.e., vested). As the employee recipients of these awards cannot realize any benefit from vested awards until a sale or change-in-control, the sale represents a performance condition that is outside the Company's control. Thus, as we cannot determine the probability of such a sale transaction, we have not recognized any compensation expense in the 2012 or 2013 consolidated statement of operations for these awards. In the event of a sale transaction, we will recognize compensation expense for vested awards at that time. As of December 30, 2013, we had 315,000 of these grants outstanding.